Supplemental Cash Flow Information - Additional Information (Detail) (JPY ¥) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2010 Entity	Dec. 31, 2009
Cash Flow Supplemental Disclosures [Line Items]
New shares, issued	0
Shares of treasury stock issued	10,000,853
Canon Finetech Inc, Canon Machinery Inc and Tokki Corporation
Cash Flow Supplemental Disclosures [Line Items]
Number of executed share exchanges for the listed subsidiaries	3
Number of listed subsidiaries	3
Noncontrolling interest in subsidiaries	¥ 0	¥ 38,644